Cover Page Document	May 15, 2020
Entity Information [Line Items]
Entity Central Index Key	0000882184
Document Type	8-K
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-14122
Entity Tax Identification Number	75-2386963
Document Period End Date	May 15, 2020
Entity Registrant Name	D.R. Horton, Inc.
Entity Address, Address Line One	1341 Horton Circle
Entity Address, City or Town	Arlington
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76011
City Area Code	817
Local Phone Number	390-8200
Entity Emerging Growth Company	false
Amendment Flag	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	DHI
Security Exchange Name	NYSE
Senior Notes [Member]
Entity Information [Line Items]
Title of 12(b) Security	5.750% Senior Notes due 2023
Trading Symbol	DHI 23A
Security Exchange Name	NYSE